Shareholders’ (Deficiency) Equity (Details) - Schedule of Total Equity-Based Compensation Expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	$ 7,926	$ 6,748	$ 812
Research and development [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	5,073	4,289	654
Marketing expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	2,379	210	7
General and administrative [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	$ 474	$ 2,249	$ 151